Discontinued Operations - Schedule Of Cash Flow Statement Of Discontinued Operations (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	$ (3,644)		$ (11,970)	[1]
Net cash flows provided by (used in) investing activities of discontinued operations	79		(744)	[1]
Net cash flows provided by (used in) financing activities of discontinued operations	1,781		10,207	[1]
Calyxt [Member]
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	(3,644)	[2]	(11,970)
Net cash flows provided by (used in) investing activities of discontinued operations	76	[2]	(744)
Net cash flows provided by (used in) financing activities of discontinued operations	1,781	[2]	10,207
(Decrease) increase in cash and cash equivalents	$ (1,787)	[2]	$ (2,506)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	Figures for the six-month period ended June 30, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023